Document and Entity Information Document	Nov. 18, 2021	Nov. 05, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 18, 2021
Entity Registrant Name	ProAssurance Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16533
Entity Tax Identification Number	63-1261433
Entity Central Index Key		0001127703
Amendment Flag		false
Entity Address, Address Line One	100 Brookwood Place,
Entity Address, City or Town	Birmingham,
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35209
City Area Code	(205)
Local Phone Number	877-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PRA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false